Commitments and Contingencies - Summary of Financial Instruments Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments to grant loans	$ 355,558	$ 61,240
Unfunded commitments under lines of credit	4,899,930	4,617,802
Commercial and standby letters of credit	163,560	150,281
Reserve for unfunded lending commitments	$ 11,241	$ 14,145	$ 11,801	$ 11,147